Fair Value of Financial Instruments - Summary of Changes in Fair Value of Level1 and Level 3 Financial Instruments (Parenthetical) (Detail) - Common stock warrant liability [Member]	9 Months Ended
Sep. 30, 2015 shares
Cash Exercise [Member] | Series B Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
De-recognition of Warrant liability upon exercise, shares issued	589,510
Cash Exercise [Member] | Tender Offer Series B Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
De-recognition of Warrant liability upon exercise, shares issued	905
Other Cash Exercise [Member] | Series B Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
De-recognition of Warrant liability upon exercise, shares issued	29,097
Cash Less Exercise [Member] | Series B Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
De-recognition of Warrant liability upon exercise, shares issued	4,180,159